UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Q2) - USD ($)	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Aug. 23, 2020	$ 0	$ 0		$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 23, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0		0	(13,539)	(13,539)
Ending balance at Dec. 31, 2020	$ 0	$ 0		0	(13,539)	(13,539)
Ending balance (in shares) at Dec. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	$ 0	$ 374		24,626	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	0	3,737,500	[1]
Net loss	$ 0	$ 0		0	(146)	(146)
Ending balance at Jan. 04, 2021	$ 0	$ 374		24,626	(13,685)	11,315
Ending balance (in shares) at Jan. 04, 2021	0	3,737,500
Beginning balance at Dec. 31, 2020	$ 0	$ 0		0	(13,539)	(13,539)
Beginning balance (in shares) at Dec. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 374		24,626	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		3,737,500
Sale of Class A ordinary shares in initial public offering, gross	$ 1,495			149,498,505	0	149,500,000
Sale of Class A ordinary shares in initial public offering, gross (in shares)	14,950,000
Offering costs	$ 0	$ 0		(8,734,896)	0	(8,734,896)
Sale of private placement shares to Sponsor in private placement	$ 50	$ 0		4,989,950	0	4,990,000
Sale of private placement shares to Sponsor in private placement (in shares)	499,000	0
Shares subject to possible redemption	$ (1,406)	$ 0		(140,554,904)	0	(140,556,310)
Shares subject to possible redemption (in shares)	(14,055,631)	0
Net loss	$ 0	$ 0		0	(210,251)	(210,251)
Ending balance at Mar. 31, 2021	$ 139	$ 374		5,223,281	(223,790)	5,000,004
Ending balance (in shares) at Mar. 31, 2021	1,393,369	3,737,500
Beginning balance at Dec. 31, 2020	$ 0	$ 0		0	(13,539)	(13,539)
Beginning balance (in shares) at Dec. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(372,679)
Ending balance at Jun. 30, 2021	$ 141	$ 374		5,385,709	(386,218)	5,000,006
Ending balance (in shares) at Jun. 30, 2021	1,409,612	3,737,500
Beginning balance at Mar. 31, 2021	$ 139	$ 374		5,223,281	(223,790)	5,000,004
Beginning balance (in shares) at Mar. 31, 2021	1,393,369	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares subject to possible redemption	$ 2	$ 0		162,428	0	162,430
Shares subject to possible redemption (in shares)	16,243	0
Net loss	$ 0	$ 0		0	(162,428)	(162,428)
Ending balance at Jun. 30, 2021	$ 141	$ 374		$ 5,385,709	$ (386,218)	$ 5,000,006
Ending balance (in shares) at Jun. 30, 2021	1,409,612	3,737,500

[1]	This number includes up to 487,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4 and 6).